Valuation adjustments - Cash flow hedges (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Valuation adjustments
Accumulated (loss)/gain on cash flow hedges	$ (293)	$ (315)
Accumulated gain related to discontinued cash flow hedges	17	25
Valuation adjustments - cash flow hedges	$ (276)	$ (290)